Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies

14. Commitments and Contingencies

Commitments—Commitments to extend credit are agreements to lend to customers in accordance with predetermined contractual provisions. These commitments, predominantly at variable interest rates, are for specific periods or contain termination clauses and may require the payment of a fee. The total amounts of unused commitments do not necessarily represent future credit exposure or cash requirements, as commitments often expire without being drawn upon.

The Company issues standby letters of credit, which are conditional commitments to third parties to provide credit support on behalf of certain of the Company’s customers. The credit risk and potential cash requirements involved in issuing standby letters of credit are essentially the same as those involved in extending loan facilities to customers.

Unfunded credit extension commitments at June 30, 2012 and December 31, 2011 are as follows:

	June 30, 2012	December 31, 2011
Loan and lease commitments	$192,729	$108,631
Home equity lines of credit	38,367	45,345
Credit card lines of credit	29,346	26,807
Commercial lines of credit	544,095	68,158
Standby letters of credit	2,559	6,428

Total unfunded credit extension commitments	$807,096	$255,370

The Company has an agreement with the Jacksonville Jaguars of the National Football League whereby the Company obtained the naming rights to the football stadium in Jacksonville, Florida. Under the agreement, the Company is obligated to pay $400 during the remainder of 2012. The amount due in 2013 is $3,308 and the amount increases 5% in 2014.

Guarantees—The Company sells and securitizes conventional conforming and federally insured single-family residential mortgage loans predominantly to government-sponsored entities (GSEs), such as Fannie Mae and Freddie Mac. The Company also sells residential mortgage loans, primarily those that do not meet criteria for whole loan sales to GSEs, through whole loan sales to private non-GSE purchasers. In doing so, representations and warranties regarding certain attributes of the loans are made to the GSE or the third-party purchaser. Subsequent to the sale, if it is determined that the loans sold are (1) with respect to the GSEs, in breach of these representations or warranties or (2) with respect to non-GSE purchasers, in material breach of these representations and warranties, the Company generally has an obligation to either: (a) repurchase the loan for the UPB, accrued interest and related advances, (b) indemnify the purchaser or (c) make the purchaser whole for the economic benefits of the loan. From 2004 through June 30, 2012, the Company originated and securitized approximately $21,048,000 of mortgage loans to GSEs. During the same time period, the Company originated and sold approximately $25,037,000 of mortgage loans to private non-GSE purchasers. A majority of the loans sold to non-GSEs were agency deliverable products that were eventually sold by large aggregators of agency product who eventually securitized and sold to the agencies.

In some cases, the Company also has an obligation to repurchase loans in the event of early payment default (EPD) which is typically triggered if a borrower does not make the first several payments due after the loan has been sold to an investor. The Company’s private investors have agreed to waive EPD provisions for conventional conforming and federally insured single-family residential mortgage loans and certain jumbo loan products. However, the Company is subject to EPD provisions on the community reinvestment loans the Company originates and sells under the State of Florida housing program, which represents a minimal amount of total originations.

The Company’s obligations vary based upon the nature of the repurchase demand and the current status of the mortgage loan. The Company establishes reserves for estimated losses inherent in the Company’s origination of mortgage loans. In estimating the accrued liability for loan repurchase and make-whole obligations, the Company estimates probable losses inherent in the population of all loans sold based on trends in claims requests and actual loss severities experienced. The liability includes accruals for probable contingent losses in addition to those identified in the pipeline of repurchase or make-whole requests. There is additional inherent uncertainty in the estimate because the Company historically sold a majority of its loans servicing released and currently does not have servicing performance metrics on a majority of the loans it originated and sold. The estimation process is designed to include amounts based on actual losses experienced from actual repurchase activity. The baseline for the repurchase reserve uses historical loss factors that are applied to loan pools originated in 2003 through June 30, 2012 and sold in years 2004 through June 30, 2012. Loss factors, tracked by year of loss, are calculated using actual losses incurred on repurchase or make-whole arrangements. The historical loss factors experienced are accumulated for each sale vintage (year loan was sold) and are applied to more recent sale vintages to estimate inherent losses not yet realized. The Company’s estimated recourse related to these loans was $34,000 and $32,000 at June 30, 2012 and December 31, 2011, respectively, and is recorded in accounts payable and accrued liabilities.

In the ordinary course of its loan servicing activities, the Company routinely initiates actions to foreclose real estate securing serviced loans. For certain serviced loans, there are provisions in which the Company is either obligated to fund foreclosure-related costs or to repurchase loans in default. Additionally, as servicer, the Company could be obligated to repurchase loans from or indemnify GSEs for loans originated by defunct originators. The outstanding principal balance on loans serviced at June 30, 2012 and December 31, 2011, was $51,548,000 and $53,066,000, respectively, including residential mortgage loans held for sale. The amount of estimated recourse recorded in accounts payable and accrued liabilities related to servicing activities at June 30, 2012 and December 31, 2011, was $27,640 and $30,364, respectively.

In connection with the sale of its 68 percent interest in EverBank Reverse Mortgage LLC (EBRM) in 2008, the Company agreed to indemnify the buyer for future obligations related to the originated loans, potential litigation and certain other matters. On the date of the sale, the Company deposited $3,400 in escrow for its share of the aggregate liability. As of June 30, 2012, the Company’s maximum exposure is $1,882; however, the Company has estimated a liability of its future obligation in the amount of $500.

Within the Company’s brokerage business, the Company has contracted with a third party to provide clearing services that include underwriting margin loans to its customers. This contract stipulates that the Company will indemnify the third party for any loan losses that occur in issuing margin loans to its customers. The maximum potential future payment under this indemnification was $986 and $801 at June 30, 2012 and December 31, 2011, respectively. No payments have been made under this indemnification in the past. As these margin loans are highly collateralized by the securities held by the brokerage clients, the Company has assessed the probability of making such payments in the future as remote. This indemnification would end with the termination of the clearing contract.

Operating Leases—In December 2011, the Company entered into an 11 year lease agreement for approximately 269,168 square feet of office space located in downtown Jacksonville, Florida. The Company took occupancy of the premises in June 2012, and will recognize total rental expense for minimum lease payments of $46,278 on a straight-line basis over the lease term.

Federal Reserve Requirement—The Federal Reserve Board (FRB) requires certain institutions, including EB, to maintain cash reserves in the form of vault cash and average account balances with the Federal Reserve Bank. The reserve requirement is based on average deposits outstanding and was approximately $101,355 and $102,454 at June 30, 2012 and December 31, 2011, respectively.

Legal Actions—During late 2010, the Company was subject to a horizontal review examination conducted by the Office of Thrift Supervision (OTS), succeeded by the Office of the Comptroller of the Currency, (the OCC), of the governance practices employed in the foreclosure process of the Company and other industry participants. As a result of this horizontal review, the OTS has issued consent orders to servicers subject to this review, including the Company, stipulating certain practices that servicers will agree to prospectively to enhance their servicing operations. The Company is required to engage an independent consultant to perform an independent foreclosure review. The outcome of these processes could result in material fines, penalties, equitable remedies (including requiring default servicing or other process changes), or other enforcement actions, as well as significant legal costs in responding to governmental examinations and additional litigation for the Company. During the six months ended June 30, 2012, the independent consultant completed a portion of the review and provided a remediation plan based upon certain identified deficiencies. The Company accrued $2,000 based upon information available in the current remediation plan. As of June 30, 2012, the Company is unable to determine a possible range of loss as a majority of the review is not complete. There is at least a reasonable possibility that an exposure to loss exists in excess of the amount accrued.

In addition, other government agencies, including state attorneys general and the U.S. Department of Justice, continue to investigate various mortgage related practices of the Company and other major mortgage servicers. The Company continues to cooperate with these investigations. These investigations could result in material fines, penalties, equitable remedies (including requiring default servicing or other process changes), or other enforcement actions, as well as significant legal cost in responding to governmental investigations and additional litigation. The Company has evaluated subsequent events through the date in which financial statements are available to be issued and currently, the Company is unable to estimate any loss that may result from penalties imposed by the OCC or other governmental agencies and hence, no amounts have been accrued.

In the ordinary course of business, the Company and its subsidiaries are routinely involved in various claims and legal actions. In light of the uncertainties involved in these government proceedings, there is no assurance that the ultimate resolution of these matters will not significantly exceed the reserves currently accrued by the Company.

26. Commitments and Contingencies

Commitments—Commitments to extend credit are agreements to lend to customers in accordance with predetermined contractual provisions. These commitments, predominantly at variable interest rates, are for specific periods or contain termination clauses and may require the payment of a fee. The total amounts of unused commitments do not necessarily represent future credit exposure or cash requirements, as commitments often expire without being drawn upon.

The Company issues standby letters of credit, which are conditional commitments to third parties to provide credit support on behalf of our customers. The credit risk and potential cash requirements involved in issuing standby letters of credit are essentially the same as those involved in extending loan facilities to customers.

Unfunded credit extension commitments at December 31, 2011 and 2010 are as follows:

	2011	2010
Loan and lease commitments	$108,631	$66,816
Home equity lines of credit	45,345	52,974
Credit card lines of credit	26,807	21,153
Commercial lines of credit	68,158	27,332
Standby letters of credit	6,428	5,328

	$255,370	$173,603

The Company had a contractual obligation to purchase loans from third parties of $84,134 at December 31, 2010.

The Company also has an agreement with the Jacksonville Jaguars of the National Football League whereby the Company obtained the naming rights to the football stadium in Jacksonville, Florida. Under the agreement, the Company is obligated to pay $3,308 in 2012 and the amount increases 5% each year through 2014.

Guarantees—The Company sells and securitizes conventional conforming and federally insured single-family residential mortgage loans predominantly to government-sponsored entities (GSEs), such as Fannie Mae and Freddie Mac. The Company also sells residential mortgage loans, primarily those that do not meet criteria for whole loan sales to GSEs, through whole loan sales to private non-GSE purchasers. In doing so, representations and warranties regarding certain attributes of the loans are made to the GSE or the third-party purchaser. Subsequent to the sale, if it is determined that the loans sold are (1) with respect to the GSEs, in breach of these representations or warranties or (2) with respect to non-GSE purchasers, in material breach of these representations and warranties, the Company generally has an obligation to either: (a) repurchase the loan for the unpaid principal balance (UPB), accrued interest and related advances, (b) indemnify the purchaser or (c) make the purchaser whole for the economic benefits of the loan. From 2004 through December 31, 2011, the Company originated and securitized approximately $17,639,000 of mortgage loans to GSEs. During the same time period, the Company originated and sold approximately $25,031,000 of mortgage loans to private non-GSE purchasers.

In some cases, the company also has an obligation to repurchase loans in the event of early payment default, or EPD, which is typically triggered if a borrower does not make the first several payments due after the loan has been sold to an investor. The Company’s private investors have agreed to waive EPD provisions for conventional conforming and federally insured single-family residential mortgage loans and certain jumbo loan products. However, the Company is subject to EPD provisions on the community reinvestment loans the Company originates and sells under the State of Florida housing program, which represents a minimal amount of total originations.

The Company’s obligations vary based upon the nature of the repurchase demand and the current status of the mortgage loan. The Company establishes reserves for estimated losses inherent in the Company’s origination of mortgage loans. In estimating the accrued liability for loan repurchase and make-whole obligations, the Company estimates probable losses inherent in the population of all loans sold based on trends in claims requests and actual loss severities experienced. The liability includes accruals for probable contingent losses in addition to those identified in the pipeline of repurchase or make-whole requests. There is additional inherent uncertainty in the estimate because the Company historically sold a majority of its loans servicing released and currently does not have servicing performance metrics on a majority of the loans it originated and sold. The estimation process is designed to include amounts based on actual losses experienced from actual repurchase activity. The baseline for the repurchase reserve uses historical loss factors that are applied to loan pools originated in 2003 through December 31, 2011 and sold in years 2004 through December 31, 2011. Loss factors, tracked by year of loss, are calculated using actual losses incurred on repurchase or make-whole arrangements. The historical loss factors experienced are accumulated for each sale vintage (year loan was sold) and are applied to more recent sale vintages to estimate inherent losses not yet realized. The Company’s estimated recourse related to these loans was $32,000 and $26,798 at December 31, 2011 and 2010, respectively, and is recorded in accounts payable and accrued liabilities.

In the ordinary course of its loan servicing activities, the Company routinely initiates actions to foreclose real estate securing serviced loans. For certain serviced loans, there are provisions in which the Company is either obligated to fund foreclosure-related costs or to repurchase loans in default. Additionally, as servicer, the Company could be obligated to repurchase loans from or indemnify GSEs for loans originated by defunct originators. The outstanding principal balance on loans serviced at December 31, 2011 and 2010, was $53,066,000 and $56,365,000, respectively, including residential mortgage loans held for sale. The amount of estimated recourse recorded in accounts payable and accrued liabilities related to servicing activities at December 31, 2011 and 2010, was approximately $30,364 and $32,100, respectively.

In connection with the sale of its 68 percent interest in EverBank Reverse Mortgage LLC (EBRM) in 2008, the Company agreed to indemnify the buyer for future obligations related to the originated loans, potential litigation and certain other matters. On the date of the sale, the Company deposited $3,400 in escrow for its share of the aggregate liability. As of December 31, 2011, the Company’s maximum exposure is $1,882; however, the Company has estimated a liability of its future obligation in the amount of $500.

Within the Company’s brokerage business, the Company has contracted with a third party to provide clearing services that include underwriting margin loans to its customers. This contract stipulates that the Company will indemnify the third party for any loan losses that occur in issuing margin to its customers. The maximum potential future payment under this indemnification was $801 and $1,251 at December 31, 2011 and 2010, respectively. No payments have been made under this indemnification in the past. As these margin loans are highly collateralized by the securities held by the brokerage clients, the Company has assessed the probability of making such payments in the future as remote. This indemnification would end with the termination of the clearing contract.

Operating Leases—The Company has entered into various operating leases for the office space in which it operates, many of which include the ability to extend the original terms of the lease at the Company’s option. General and administrative expense associated with these leases was $11,342, $10,019 and $5,100 for the years ended December 31, 2011, 2010 and 2009, respectively. The future minimum lease payments for the leases at December 31, 2011, are as follows:

2012	$8,989
2013	6,741
2014	6,138
2015	5,602
2016	4,711
Thereafter	7,301

$39,482

Certain of these operating leases include the potential for the landlord to require the Company to remove leasehold improvements prior to vacating the property. Generally this obligation is at the discretion of the landlord, and the likelihood of the option being exercised is uncertain. Any related potential obligation to retire leasehold improvements cannot be reasonably estimated due to the uncertainty of the timing and the probability of the option’s exercise. If the Company did incur such an obligation, the impact to the consolidated financial statements is not expected to be material.

In December 2011, the Company entered into an 11 year lease agreement for approximately 269,168 square feet of office space located in downtown Jacksonville, Florida. The Company expects to take occupancy of the premises in June 2012, and at that time, the Company will recognize total rental expense for minimum lease payments of $46,278 on a straight-line basis over the lease term. As of December 31, 2011, the lease was not yet in force as there were contingencies which the landlord was required to fulfill, and as a result these amounts were not included in the table above.

Federal Reserve Requirement—The Federal Reserve Board (FRB) requires certain institutions, including EB, to maintain cash reserves in the form of vault cash and average account balances with the Federal Reserve Bank. The reserve requirement is based on average deposits outstanding and was approximately $102,454 and $10,416 at December 31, 2011 and 2010, respectively.

Legal Actions—During late 2010, the Company was subject to a horizontal review examination conducted by the Office of Thrift Supervision (OTS) of the governance practices employed in the foreclosure process of the Company and other industry participants. As a result of this horizontal review, the OTS has issued consent orders to servicers subject to this review, including the Company, stipulating certain practices that servicers will agree to prospectively to enhance their servicing operations. The outcome of these processes could result in material fines, penalties, equitable remedies (including requiring default servicing or other process changes), or other enforcement actions, as well as significant legal costs in responding to governmental examinations and additional litigation for the Company. The consent orders do not provide for monetary penalties, but the OCC (as successor to the OTS) reserves the right to impose monetary penalties at a later date.

In addition, other government agencies, including state attorneys general and the U.S. Department of Justice, continue to investigate various mortgage related practices of the Company and other major mortgage servicers. The Company continues to cooperate with these investigations. These investigations could result in material fines, penalties, equitable remedies (including requiring default servicing or other process changes), or other enforcement actions, as well as significant legal cost in responding to governmental investigations and additional litigation. The Company has evaluated subsequent events through the date in which financial statements are available to be issued and currently, the Company is unable to estimate any loss that may result from penalties imposed by the OCC or other governmental agencies and hence, no amounts have been accrued.

In the ordinary course of business, the Company and its subsidiaries are routinely involved in various claims and legal actions. The Company notes that in light of the uncertainties involved in such proceedings, there is no assurance the ultimate resolution of these matters will not significantly exceed the reserves currently accrued by the Company.